Property and Equipment (Tables)	12 Months Ended
Jan. 02, 2016
Property and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following (in thousands):

	January 2, 2016	January 3, 2015
Land	$1,999	$1,999
Leasehold improvements	91,184	89,203
Furniture and equipment	68,276	59,587
Production machinery, computer equipment and software	191,482	122,913
Property under capital lease	1,077	1,077
Construction in progress	3,540	56,937
Less: Accumulated depreciation and amortization	(153,182)	(166,263)
	$204,376	$165,453